Other long-term liabilities and deferred credits	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Other long-term liabilities and deferred credits
Other long-term liabilities and Deferred credits
Other long-term liabilities consist of the following:

	2014	2013
Asset retirement obligation	$13,884	$9,508
Customer deposits	11,713	8,774
Provision for injury and damages	1,173	1,215
Deferred water rights inducement	2,683	2,764
Contingent consideration	1,202	1,102
Other	12,445	4,580
	43,100	27,943
Less current portion	(9,873)	(7,451)
	$33,227	$20,492

The asset retirement obligation mainly relates to legal requirements to: (i) remove wind farm facilities upon termination of land leases; (ii) cut (disconnect from the distribution system), purge (clean of natural gas and PCB contaminants) and cap gas mains within the gas distribution and transmission system when mains are retired in place, or sections of gas main are removed from the pipeline system; (iii) clean and remove storage tanks containing waste oil and other waste contaminants; and (iv) remove asbestos upon major renovation or demolition of structures and facilities.  During the year, APUC recorded additional asset retirement obligation of $2,570 (2013 - $1,651) for newly constructed renewable generation facilities.
Deferred credits consist of the following:

	2014	2013
Deferred tax credit (note 20)	$19,130	$24,893
Deferred insurance proceeds	12,190	—
Deferred revenue	942	—
	$32,262	$24,893
Less: current portion	(18,638)	(7,778)
	$13,624	$17,115

Insurance proceeds received for some renewable generation facilities under repairs are deferred until they are virtually certain of being realized.